UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22606

Name of Fund: BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Utilities, Infrastructure and Power Opportunities Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.5%

Auto Components — 1.5%
Continental AG	14,450	$2,510,611
Valeo SA	58,550	2,535,266

		5,045,877
Building Products — 1.0%
Kingspan Group PLC	71,966	3,355,615

Chemicals — 3.1%
Air Liquide SA	40,900	5,371,078
Linde AG	21,250	5,018,339

		10,389,417
Electric Utilities — 36.8%
American Electric Power Co., Inc.(a)	96,220	6,820,074
Duke Energy Corp.(a)	155,468	12,440,549
Edison International	91,290	6,178,507
Enel SpA	3,107,517	15,884,150
Eversource Energy	80,420	4,941,005
Exelon Corp.(a)(b)	269,310	11,758,074
FirstEnergy Corp.(a)	202,980	7,544,767
Fortis, Inc.	144,250	4,676,585
Iberdrola SA	211,877	1,556,205
NextEra Energy, Inc.(a)(b)	220,300	36,922,280
PG&E Corp.(c)	80,000	3,680,800
Pinnacle West Capital Corp.(a)	46,720	3,699,290
PPL Corp.(a)	114,710	3,356,415
Xcel Energy, Inc.	71,400	3,370,794

		122,829,495
Electrical Equipment — 5.2%
ABB Ltd., Registered Shares	154,650	3,658,210
OSRAM Licht AG	27,050	1,074,075
Schneider Electric SE	76,750	6,162,793
Vestas Wind Systems A/S	94,150	6,360,420

		17,255,498
Independent Power and Renewable Electricity Producers — 8.4%
China Longyuan Power Group Corp. Ltd., Class H	10,432,000	8,784,697
Clearway Energy, Inc.	172,160	3,314,080
EDP Renovaveis SA	1,566,700	15,898,216

		27,996,993
Multi-Utilities — 19.6%
CMS Energy Corp.(a)	127,700	6,257,300
Dominion Energy, Inc.(a)	180,060	12,654,617
DTE Energy Co.(a)	46,120	5,033,075
National Grid PLC	1,241,374	12,821,863
NiSource, Inc.(a)	133,100	3,316,852
Public Service Enterprise Group, Inc.(a)	239,616	12,649,329
Sempra Energy(a)	70,350	8,002,312

Security	Shares	Value
Multi-Utilities (continued)
WEC Energy Group, Inc.(a)	70,180	$4,685,217

		65,420,565
Oil, Gas & Consumable Fuels — 12.3%
Enbridge, Inc.	252,040	8,138,372
Energy Transfer Partners LP(a)	139,769	3,111,258
Enterprise Products Partners LP(a)	94,614	2,718,260
MPLX LP	74,489	2,583,279
ONEOK, Inc.(a)	59,551	4,036,962
Targa Resources Corp.(a)	33,630	1,893,705
TransCanada Corp.	241,750	9,781,175
Williams Cos., Inc.(a)	323,650	8,800,044

		41,063,055
Semiconductors & Semiconductor Equipment — 0.9%
Infineon Technologies AG	133,000	3,026,530

Transportation Infrastructure — 9.9%
Aeroports de Paris	20,170	4,541,298
Atlantia SpA	397,024	8,236,940
Flughafen Zuerich AG	11,710	2,366,126
Fraport AG Frankfurt Airport Services Worldwide	22,880	2,019,892
Getlink SE, Registered Shares	287,850	3,677,259
Sydney Airport	677,826	3,373,870
Transurban Group	1,112,890	9,019,223

		33,234,608
Water Utilities — 0.8%
American Water Works Co., Inc.(a)	32,220	2,834,393

Total Long-Term Investments — 99.5% (Cost — $270,805,834)		332,452,046

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(d)(e)	$2,972,552	2,972,552

Total Short-Term Securities — 0.9% (Cost — $2,972,552)		2,972,552

Total Investments Before Options Written — 100.4% (Cost — $273,778,386)		335,424,598

Options Written — (0.5)% (Premiums Received — $2,143,573)		(1,584,155)

Total Investments, Net of Options Written — 99.9% (Cost — $271,634,813)		333,840,443
Other Assets Less Liabilities — 0.1%		241,558

Net Assets — 100.0%		$334,082,001

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI) (Percentages shown are based on Net Assets)

(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Trust were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	6,376,831	(3,404,279)	2,972,552	$2,972,552	$55,547	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
FirstEnergy Corp.	110	10/03/18	USD	$37.08	USD	409	$(4,035)
NextEra Energy, Inc.	293	10/03/18	USD	168.90	USD	4,911	(15,859)
Enterprise Products Partners LP	46	10/05/18	USD	29.00	USD	132	(575)
Williams Cos., Inc.	192	10/05/18	USD	30.50	USD	522	(384)
ONEOK, Inc.	124	10/12/18	USD	67.00	USD	841	(18,910)
Williams Cos., Inc.	62	10/12/18	USD	29.00	USD	169	(248)
American Water Works Co., Inc.	112	10/19/18	USD	90.00	USD	985	(4,480)
CMS Energy Corp.	446	10/19/18	USD	50.00	USD	2,185	(14,495)
Dominion Energy, Inc.	630	10/19/18	USD	72.50	USD	4,428	(12,600)
Duke Energy Corp.	272	10/19/18	USD	82.50	USD	2,177	(6,800)
Energy Transfer Partners LP	489	10/19/18	USD	23.00	USD	1,089	(11,003)
Enterprise Products Partners LP	193	10/19/18	USD	30.00	USD	554	(1,448)
Exelon Corp.	471	10/19/18	USD	44.00	USD	2,056	(21,195)
FirstEnergy Corp.	74	10/19/18	USD	38.00	USD	275	(2,220)
NextEra Energy, Inc.	292	10/19/18	USD	177.00	USD	4,894	(3,264)
NiSource, Inc.	95	10/19/18	USD	27.25	USD	237	(269)
ONEOK, Inc.	84	10/19/18	USD	70.00	USD	569	(3,150)

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
PPL Corp.	401	10/19/18	USD	$31.00	USD	1,173	$(2,005)
Pinnacle West Capital Corp.	163	10/19/18	USD	80.00	USD	1,291	(12,225)
Sempra Energy	101	10/19/18	USD	116.00	USD	1,149	(8,476)
WEC Energy Group, Inc.	245	10/19/18	USD	70.00	USD	1,636	(2,450)
Williams Cos., Inc.	98	10/19/18	USD	29.00	USD	266	(392)
Williams Cos., Inc.	68	10/19/18	USD	28.50	USD	185	(646)
FirstEnergy Corp.	111	10/23/18	USD	38.02	USD	413	(3,837)
Public Service Enterprise Group, Inc.	363	10/23/18	USD	52.90	USD	1,916	(36,874)
Enterprise Products Partners LP	23	10/26/18	USD	29.00	USD	66	(977)
FirstEnergy Corp.	37	10/26/18	USD	37.95	USD	138	(1,490)
Williams Cos., Inc.	39	10/26/18	USD	29.50	USD	106	(156)
Williams Cos., Inc.	68	10/26/18	USD	28.50	USD	185	(680)
Williams Cos., Inc.	50	11/02/18	USD	29.00	USD	136	(575)
Enterprise Products Partners LP	23	11/09/18	USD	29.00	USD	66	(1,093)
FirstEnergy Corp.	73	11/12/18	USD	38.00	USD	271	(3,302)
FirstEnergy Corp.	74	11/12/18	USD	37.85	USD	275	(3,678)
American Electric Power Co., Inc.	336	11/16/18	USD	72.50	USD	2,382	(26,880)
DTE Energy Co.	161	11/16/18	USD	110.10	USD	1,757	(34,312)
Duke Energy Corp.	272	11/16/18	USD	83.00	USD	2,177	(14,717)
FirstEnergy Corp.	96	11/16/18	USD	37.00	USD	357	(10,560)
Targa Resources Corp.	117	11/16/18	USD	55.40	USD	659	(24,536)
TransCanada Corp.	846	11/16/18	CAD	54.00	CAD	4,421	(39,626)
Williams Cos., Inc.	62	11/16/18	USD	30.00	USD	169	(682)
Public Service Enterprise Group, Inc.	250	11/19/18	USD	53.30	USD	1,320	(25,317)

							$(376,421)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	20,000	10/03/18	EUR	$8.62	EUR	175	$(3,220)
NiSource, Inc.	Bank of America N.A.	37,000	10/03/18	USD	27.19	USD	922	(1)
Sydney Airport	Goldman Sachs International	132,000	10/03/18	AUD	7.33	AUD	909	(110)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	28,400	10/05/18	EUR	8.86	EUR	248	(1,081)
Sydney Airport	Morgan Stanley & Co. International PLC	105,300	10/10/18	AUD	7.46	AUD	726	(40)
EDP Renovaveis SA	UBS AG	30,000	10/11/18	EUR	8.89	EUR	262	(1,684)
Eversource Energy	Citibank N.A.	13,900	10/11/18	USD	64.02	USD	854	(787)
FirstEnergy Corp.	JPMorgan Chase Bank N.A.	13,500	10/11/18	USD	37.50	USD	502	(4,940)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	20,000	10/16/18	EUR	8.74	EUR	175	(2,805)
Eversource Energy	Barclays Bank PLC	14,200	10/16/18	USD	63.12	USD	872	(2,010)
EDP Renovaveis SA	Credit Suisse International	40,000	10/17/18	EUR	8.39	EUR	350	(17,070)
National Grid PLC	Credit Suisse International	9,100	10/17/18	GBP	8.07	GBP	72	(806)
Public Service Enterprise Group, Inc.	Citibank N.A.	22,500	10/18/18	USD	53.06	USD	1,188	(18,713)
Clearway Energy, Inc.	Barclays Bank PLC	43,400	10/19/18	USD	20.02	USD	835	(4,580)
ABB Ltd., Registered Shares	Goldman Sachs International	54,100	10/23/18	CHF	23.22	CHF	1,256	(22,229)
China Longyuan Power Group Corp. Ltd., Class H	JPMorgan Chase Bank N.A.	1,074,000	10/23/18	HKD	6.93	HKD	7,078	(16,064)
Air Liquide SA	Credit Suisse International	11,100	10/24/18	EUR	106.44	EUR	1,256	(91,530)
EDP Renovaveis SA	UBS AG	40,000	10/24/18	EUR	8.79	EUR	350	(5,877)

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI) (Percentages shown are based on Net Assets)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Fraport AG Frankfurt Airport Services Worldwide	Goldman Sachs International	8,100	10/24/18	EUR	$76.54	EUR	616	$(10,536)
National Grid PLC	UBS AG	106,100	10/24/18	GBP	8.02	GBP	840	(14,758)
TransCanada Corp.	UBS AG	242,400	10/24/18	AUD	11.34	AUD	2,717	(22,799)
Fortis, Inc.	Bank of America N.A.	25,400	10/25/18	USD	32.55	USD	823	(47,530)
Aeroports de Paris	Credit Suisse International	7,100	10/26/18	EUR	191.25	EUR	1,377	(54,533)
Atlantia SpA	Goldman Sachs International	17,300	10/26/18	EUR	18.43	EUR	309	(7,305)
Enbridge, Inc.	Barclays Bank PLC	26,400	10/26/18	USD	35.07	USD	852	(2,015)
Enel SpA	Credit Suisse International	199,700	10/26/18	EUR	4.45	EUR	879	(20,251)
Fortis, Inc.	Bank of America N.A.	25,000	10/26/18	USD	32.72	USD	811	(45,988)
Iberdrola SA	Credit Suisse International	36,000	10/26/18	EUR	6.36	EUR	228	(3,690)
Schneider Electric SE	Credit Suisse International	15,100	10/26/18	EUR	69.20	EUR	1,044	(24,793)
China Longyuan Power Group Corp. Ltd., Class H	JPMorgan Chase Bank N.A.	1,310,000	10/30/18	HKD	6.56	HKD	8,633	(48,206)
EDP Renovaveis SA	Barclays Bank PLC	50,000	10/30/18	EUR	8.58	EUR	437	(14,697)
Enel SpA	Credit Suisse International	158,500	10/30/18	EUR	4.56	EUR	697	(9,781)
Exelon Corp.	JPMorgan Chase Bank N.A.	47,100	10/30/18	USD	44.31	USD	2,056	(21,782)
Valeo SA	Barclays Bank PLC	20,400	10/30/18	EUR	38.29	EUR	761	(24,711)
Vestas Wind Systems A/S	UBS AG	33,000	10/30/18	DKK	443.70	DKK	14,319	(54,614)
Atlantia SpA	UBS AG	43,200	10/31/18	EUR	19.03	EUR	772	(10,822)
Clearway Energy, Inc.	Bank of America N.A.	16,800	10/31/18	USD	20.40	USD	323	(1,705)
EDP Renovaveis SA	Credit Suisse International	109,900	10/31/18	EUR	8.67	EUR	961	(25,983)
Enterprise Products Partners LP	Citibank N.A.	4,600	10/31/18	USD	29.27	USD	132	(1,005)
Getlink SE, Registered Shares	Credit Suisse International	47,500	10/31/18	EUR	11.21	EUR	523	(5,979)
Sempra Energy	UBS AG	14,500	10/31/18	USD	117.25	USD	1,649	(12,594)
Schneider Electric SE	Morgan Stanley & Co. International PLC	11,800	11/01/18	EUR	70.94	EUR	816	(14,149)
EDP Renovaveis SA	UBS AG	50,000	11/02/18	EUR	8.89	EUR	437	(5,527)
China Longyuan Power Group Corp. Ltd., Class H	Citibank N.A.	1,267,000	11/06/18	HKD	6.55	HKD	8,350	(52,034)
EDP Renovaveis SA	Credit Suisse International	40,000	11/06/18	EUR	8.51	EUR	350	(14,600)
Enbridge, Inc.	Bank of America N.A.	61,800	11/06/18	USD	34.95	USD	1,996	(8,894)
Getlink SE, Registered Shares	Goldman Sachs International	53,300	11/06/18	EUR	11.05	EUR	586	(14,461)
Xcel Energy, Inc.	Bank of America N.A.	24,900	11/06/18	USD	49.29	USD	1,176	(7,468)
Atlantia SpA	Goldman Sachs International	78,500	11/07/18	EUR	19.75	EUR	1,403	(15,673)
Flughafen Zuerich AG	Credit Suisse International	4,100	11/07/18	CHF	192.30	CHF	813	(33,929)
Infineon Technologies AG	Morgan Stanley & Co. International PLC	23,000	11/07/18	EUR	20.50	EUR	451	(11,458)
National Grid PLC	Credit Suisse International	193,900	11/07/18	GBP	7.85	GBP	1,536	(59,721)
NextEra Energy, Inc.	Barclays Bank PLC	18,700	11/12/18	USD	171.77	USD	3,134	(34,463)
Continental AG	Barclays Bank PLC	5,000	11/14/18	EUR	154.81	EUR	748	(18,779)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	40,000	11/14/18	EUR	8.55	EUR	350	(14,205)

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Enel SpA	Deutsche Bank AG	729,400	11/20/18	EUR	$4.72	EUR	3,209	$(37,601)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	25,200	11/20/18	EUR	41.72	EUR	1,012	(26,081)
Linde AG	Credit Suisse International	7,500	11/20/18	EUR	213.21	EUR	1,526	(47,689)
OSRAM Licht AG	Deutsche Bank AG	9,400	11/20/18	EUR	35.08	EUR	321	(18,275)
EDP Renovaveis SA	UBS AG	40,000	11/21/18	EUR	8.83	EUR	350	(8,003)
Air Liquide SA	Deutsche Bank AG	3,300	11/27/18	EUR	114.64	EUR	373	(9,498)
Iberdrola SA	Credit Suisse International	38,100	11/27/18	EUR	6.48	EUR	241	(3,858)
Infineon Technologies AG	Morgan Stanley & Co. International PLC	23,400	11/27/18	EUR	20.41	EUR	459	(17,082)
National Grid PLC	Credit Suisse International	125,300	11/27/18	GBP	7.83	GBP	992	(32,464)
Transurban Group	Morgan Stanley & Co. International PLC	147,100	11/27/18	AUD	11.28	AUD	1,649	(22,198)

								$(1,207,734)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI) (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Auto Components	$—	$5,045,877	$—	$5,045,877
Building Products	3,355,615	—	—	3,355,615
Chemicals	—	10,389,417	—	10,389,417
Electric Utilities	105,389,140	17,440,355	—	122,829,495
Electrical Equipment	—	17,255,498	—	17,255,498
Independent Power and Renewable Electricity Producers	19,212,296	8,784,697	—	27,996,993
Multi-Utilities	52,598,702	12,821,863	—	65,420,565
Oil, Gas & Consumable Fuels	41,063,055	—	—	41,063,055
Semiconductors & Semiconductor Equipment	—	3,026,530	—	3,026,530
Transportation Infrastructure	—	33,234,608	—	33,234,608
Water Utilities	2,834,393	—	—	2,834,393
Short-Term Securities	2,972,552	—	—	2,972,552

	$227,425,753	$107,998,845	$—	$335,424,598

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(196,455)	$(1,387,700)	$—	$(1,584,155)

(a)	Derivative financial instruments are options written, which are shown at value.

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1 (a)	Transfers into Level 2 (a)	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks	$—	$3,858,072	$3,858,072	$—

(a)	External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

7

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utilities, Infrastructure and Power Opportunities Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utilities, Infrastructure and Power Opportunities Trust

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utilities, Infrastructure and Power Opportunities Trust

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utilities, Infrastructure and Power Opportunities Trust

Date: November 19, 2018